Quarterly Holdings Report
for

Fidelity® Women's Leadership Fund

January 31, 2021

WLF-QTLY-0321
1.9893109.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Entertainment - 2.0%
The Walt Disney Co.	9,786	$1,645,712
Interactive Media & Services - 2.6%
Facebook, Inc. Class A (a)	2,174	561,609
InterActiveCorp (a)	1,998	419,480
Match Group, Inc. (a)	1,417	198,182
Snap, Inc. Class A (a)	11,367	601,769
TripAdvisor, Inc. (a)	12,895	399,358
		2,180,398
Media - 1.5%
Cable One, Inc.	192	384,000
Interpublic Group of Companies, Inc.	25,036	602,617
The New York Times Co. Class A	6,543	324,467
		1,311,084

TOTAL COMMUNICATION SERVICES		5,137,194

CONSUMER DISCRETIONARY - 15.7%
Automobiles - 0.6%
General Motors Co.	10,509	532,596
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	5,067	770,032
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A	572	105,036
Marriott International, Inc. Class A	5,011	582,829
Starbucks Corp.	8,852	856,962
		1,544,827
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	30,599	794,962
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	302	968,272
Etsy, Inc. (a)	3,094	615,984
Trainline PLC (a)(b)	63,294	354,000
		1,938,256
Multiline Retail - 0.9%
Kohl's Corp.	16,713	736,375
Specialty Retail - 7.1%
Aritzia LP (a)	15,893	330,599
Best Buy Co., Inc.	7,656	833,126
Burlington Stores, Inc. (a)	1,919	477,639
Gap, Inc.	19,480	394,470
Lowe's Companies, Inc.	4,868	812,226
Ross Stores, Inc.	2,330	259,306
Signet Jewelers Ltd.	9,963	404,697
The Home Depot, Inc.	2,971	804,606
Ulta Beauty, Inc. (a)	3,189	892,155
Williams-Sonoma, Inc.	5,705	735,489
		5,944,313
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	779	470,980
PVH Corp.	4,119	351,186
		822,166

TOTAL CONSUMER DISCRETIONARY		13,083,527

CONSUMER STAPLES - 4.3%
Beverages - 0.6%
The Coca-Cola Co.	10,061	484,437
Food & Staples Retailing - 0.2%
Loblaw Companies Ltd.	3,516	169,785
Food Products - 1.5%
General Mills, Inc.	10,351	601,393
Laird Superfood, Inc.	2,236	96,908
The Hershey Co.	3,515	511,222
		1,209,523
Household Products - 0.3%
Clorox Co.	1,384	289,893
Personal Products - 1.7%
Estee Lauder Companies, Inc. Class A	3,072	726,989
Shiseido Co. Ltd.	3,586	232,425
Unilever PLC	7,975	463,579
		1,422,993

TOTAL CONSUMER STAPLES		3,576,631

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Equinor ASA	13,275	239,989
Renewable Energy Group, Inc. (a)	6,945	622,272
		862,261
FINANCIALS - 12.5%
Banks - 3.6%
Bank of America Corp.	33,363	989,213
Citigroup, Inc.	17,463	1,012,679
First Horizon National Corp.	27,020	375,308
First United Corp.	14,604	228,261
JPMorgan Chase & Co.	3,042	391,414
		2,996,875
Capital Markets - 3.7%
Macquarie Group Ltd.	3,695	371,061
Morningstar, Inc.	5,151	1,184,163
MSCI, Inc.	694	274,338
NASDAQ, Inc.	9,180	1,241,779
		3,071,341
Consumer Finance - 1.8%
American Express Co.	5,555	645,824
Synchrony Financial	25,362	853,431
		1,499,255
Insurance - 2.7%
Hartford Financial Services Group, Inc.	9,851	473,045
Primerica, Inc.	2,626	365,828
Principal Financial Group, Inc.	7,553	372,136
Progressive Corp.	11,946	1,041,572
		2,252,581
Thrifts & Mortgage Finance - 0.7%
NMI Holdings, Inc. (a)	29,754	631,082

TOTAL FINANCIALS		10,451,134

HEALTH CARE - 15.0%
Biotechnology - 2.5%
AbbVie, Inc.	4,690	480,631
Veracyte, Inc. (a)	7,992	453,146
Vertex Pharmaceuticals, Inc. (a)	2,289	524,364
Zai Lab Ltd. ADR (a)	3,715	594,660
		2,052,801
Health Care Equipment & Supplies - 2.3%
Hologic, Inc. (a)	11,241	896,245
Insulet Corp. (a)	1,131	302,181
Outset Medical, Inc.	1,000	51,830
Stryker Corp.	3,110	687,341
		1,937,597
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. (a)	14,462	731,777
AMN Healthcare Services, Inc. (a)	6,504	469,068
Anthem, Inc.	4,183	1,242,267
Cigna Corp.	4,322	938,090
		3,381,202
Health Care Technology - 0.6%
Phreesia, Inc. (a)	7,893	515,334
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR (c)	22,462	1,136,577
Eli Lilly & Co.	4,273	888,656
GlaxoSmithKline PLC	54,841	1,018,469
Merck KGaA	2,996	500,649
UCB SA	4,400	456,644
Zoetis, Inc. Class A	4,139	638,441
		4,639,436

TOTAL HEALTH CARE		12,526,370

INDUSTRIALS - 8.2%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	1,829	524,210
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,626	407,030
Airlines - 0.6%
Southwest Airlines Co.	10,748	472,267
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	2,620	171,558
Tomra Systems ASA	8,063	371,825
		543,383
Electrical Equipment - 3.0%
AMETEK, Inc.	6,886	779,908
nVent Electric PLC	17,993	402,683
Sunrun, Inc. (a)	9,086	629,387
Vestas Wind Systems A/S	3,290	706,421
		2,518,399
Machinery - 1.9%
Federal Signal Corp.	29,971	979,752
Otis Worldwide Corp.	8,824	570,472
		1,550,224
Professional Services - 1.0%
Manpower, Inc.	6,594	583,173
Verisk Analytics, Inc.	1,302	238,917
		822,090

TOTAL INDUSTRIALS		6,837,603

INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	3,083	948,207
Electronic Equipment & Components - 1.4%
CDW Corp.	5,998	789,697
Insight Enterprises, Inc. (a)	5,223	397,470
		1,187,167
IT Services - 10.8%
Accenture PLC Class A	6,000	1,451,520
Affirm Holdings, Inc.	200	19,918
Automatic Data Processing, Inc.	2,231	368,383
Capgemini SA	6,850	993,382
Genpact Ltd.	12,156	465,332
Leidos Holdings, Inc.	7,008	743,268
MasterCard, Inc. Class A	2,212	699,633
PayPal Holdings, Inc. (a)	4,956	1,161,240
Science Applications International Corp.	6,614	635,142
Twilio, Inc. Class A (a)	1,986	713,828
Visa, Inc. Class A	3,501	676,568
WEX, Inc. (a)	5,716	1,078,038
		9,006,252
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	7,436	636,819
NVIDIA Corp.	2,317	1,203,890
Universal Display Corp.	2,363	545,428
		2,386,137
Software - 10.4%
Absolute Software Corp. (c)	1,400	17,682
Adobe, Inc. (a)	2,828	1,297,402
HubSpot, Inc. (a)	2,156	802,463
Intuit, Inc.	2,687	970,625
Microsoft Corp.	11,358	2,634,607
Pagerduty, Inc. (a)(c)	11,996	584,565
Rapid7, Inc. (a)	6,365	552,609
Salesforce.com, Inc. (a)	6,070	1,369,149
Talend SA ADR (a)	10,341	452,315
		8,681,417
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	10,029	1,323,427

TOTAL INFORMATION TECHNOLOGY		23,532,607

MATERIALS - 1.7%
Chemicals - 0.3%
Valvoline, Inc.	10,140	240,724
Containers & Packaging - 0.3%
Ball Corp.	3,038	267,405
Metals & Mining - 1.1%
Commercial Metals Co.	7,218	142,122
Newmont Corp.	12,652	754,059
		896,181

TOTAL MATERIALS		1,404,310

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Equity Lifestyle Properties, Inc.	10,817	658,106
Store Capital Corp.	21,904	679,462
Ventas, Inc.	8,425	388,140
		1,725,708
UTILITIES - 2.9%
Electric Utilities - 2.2%
Allete, Inc.	3,323	208,817
Duke Energy Corp.	3,437	323,078
NextEra Energy, Inc.	5,499	444,704
ORSTED A/S (b)	4,304	819,562
		1,796,161
Multi-Utilities - 0.1%
CMS Energy Corp.	2,067	117,571
Water Utilities - 0.6%
American Water Works Co., Inc.	3,403	541,145

TOTAL UTILITIES		2,454,877

TOTAL COMMON STOCKS
(Cost $68,808,776)		81,592,222

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.09% (d)	1,704,332	1,704,673
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	1,673,608	1,673,775
TOTAL MONEY MARKET FUNDS
(Cost $3,378,448)		3,378,448
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $72,187,224)		84,970,670
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(1,462,041)
NET ASSETS - 100%		$83,508,629

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,173,562 or 1.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,511
Fidelity Securities Lending Cash Central Fund	4,583
Total	$6,094

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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